Fees Summary	Jul. 24, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 50,844,780
Previously Paid Amount	0.00
Total Fee Amount	7,504.69
Total Offset Amount	0.00
Net Fee	7,504.69
Narrative - Max Aggregate Offering Price	$ 50,844,780
Final Prospectus	true